Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.6% of Net Assets

Non-Convertible Bonds — 92.5%
	ABS Car Loan — 0.5%
$5,656,261	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	$5,660,944
4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	4,461,933
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,106,200
1,226,666	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,228,886
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,338,695
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,000,765
2,208,046	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	2,213,752
		38,011,175
	ABS Home Equity — 0.2%
113,009	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	112,810
347,417	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	325,970
2,899,881	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,863,315
26,142	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	24,535
232,961	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	216,383
27,334	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	27,164
1,582,573	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	1,583,682
49,073	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.482%, 10/25/2053(a)(b)	48,923
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	4,920,655
2,021,422	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	1,982,789
1,770,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	1,749,543
		13,855,769
	ABS Other — 1.7%
8,874,658	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	8,902,128
5,656,961	APL Finance DAC, Series 2025-1A, Class A, 4.810%, 3/20/2036(a)	5,612,225
12,560,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	12,651,309
3,713,184	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	3,430,731
7,550,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	7,559,192
5,785,455	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	5,833,681
1,291,287	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	1,288,781
1,568,091	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	1,586,411
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$1,069,165	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	$1,072,807
25,536,313	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	25,292,042
199,372	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	194,478
5,495,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class A2, 5.834%, 6/25/2058(a)	5,555,835
4,589,966	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	4,357,902
8,010,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	8,031,609
3,437,629	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	3,419,395
6,026,354	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	5,710,730
4,615,967	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	4,622,881
1,908,363	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	1,928,225
1,835,714	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	1,726,727
3,551,151	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	3,561,240
1,032,726	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	1,046,042
16,950,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	17,153,336
		130,537,707
	ABS Residential Mortgage — 0.2%
6,298	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	5,956
5,154,551	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.074%, 2/25/2056(a)(b)	5,114,247
6,297,554	Pretium Mortgage Credit Partners LLC, Series 2026-NPL6, Class A1, 5.693%, 5/25/2056(a)(b)	6,291,946
2,705,953	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	2,685,435
		14,097,584
	ABS Student Loan — 0.2%
1,211,762	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,149,962
4,557,526	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	4,132,399
1,757,202	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,612,034
4,248,175	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 4.540%, 1/15/2053(a)(b)	4,219,043
4,969,668	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	4,984,803
920,249	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	888,451
		16,986,692

Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — 0.1%
$11,595,325	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	$10,829,827
	Aerospace & Defense — 0.6%
14,314,000	Boeing Co., 5.705%, 5/01/2040	14,555,131
5,305,000	Boeing Co., 6.298%, 5/01/2029	5,522,710
3,928,000	Boeing Co., 6.858%, 5/01/2054	4,414,570
7,955,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	8,300,002
18,563,000	Honeywell Aerospace, Inc., 5.852%, 3/16/2066(a)	18,703,817
		51,496,230
	Airlines — 0.7%
8,630,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	8,647,227
12,292,861	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	12,282,266
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,836,085
5,571,000	United Airlines Holdings, Inc., 5.375%, 3/01/2031	5,530,988
13,149,469	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	13,648,096
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	5,170,312
		52,114,974
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,156,314
	Automotive — 1.7%
8,919,000	Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.375%, 4/15/2034(a)	8,901,170
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,190,614
9,980,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	10,264,920
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,797,358
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,504,096
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	6,031,996
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,384,661
11,635,000	Hyundai Capital America, 4.800%, 1/10/2033(a)	11,391,055
6,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	6,837,355
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,374,834
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,178,810
10,531,000	Lear Corp., 5.250%, 5/15/2049	9,543,325
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,147,286
4,525,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,634,098
5,164,000	Stellantis Financial Services U.S. Corp., 5.400%, 6/15/2029(a)	5,145,743
31,285,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	32,933,142
		136,260,463
	Banking — 5.8%
5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	5,722,454
5,210,000	American Express Co., (fixed rate to 11/08/2035, variable rate thereafter), 5.412%, 2/08/2041	5,202,146
5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	5,479,293
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$18,675,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	$18,761,340
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,055,209
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,437,879
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	17,778,779
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,999,002
7,355,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 9/10/2029(a)	7,397,585
15,101,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.400%, 6/03/2031(a)	15,282,212
10,379,000	BNP Paribas SA, (fixed rate to 1/15/2033, variable rate thereafter), 4.916%, 1/15/2034(a)	10,181,857
23,295,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	24,649,575
10,435,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	10,857,205
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,892,011
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,870,223
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,304,915
800,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	863,590
11,236,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	12,253,284
8,070,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	7,879,154
24,030,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	23,408,077
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,208,135
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,842,463
7,693,000	Huntington Bancshares, Inc., (fixed rate to 10/28/2035, variable rate thereafter), 5.605%, 1/28/2041	7,542,253
3,790,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	3,576,964
9,525,000	JPMorgan Chase & Co., (fixed rate to 1/22/2031, variable rate thereafter), 4.347%, 1/22/2032	9,330,504
4,885,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	4,756,936
23,640,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,203,371
8,575,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	8,815,426

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$14,426,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	$13,469,238
9,140,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	8,057,134
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	13,175,209
8,315,000	Morgan Stanley, (fixed rate to 1/16/2031, variable rate thereafter), 4.493%, 1/16/2032	8,153,375
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,509,114
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	12,029,073
9,240,000	Norinchukin Bank, 4.683%, 3/10/2031(a)	9,108,574
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,599,417
6,255,000	Norinchukin Bank, 5.359%, 9/09/2035(a)	6,203,614
6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	6,965,816
9,657,000	PNC Financial Services Group, Inc., (fixed rate to 1/25/2036, variable rate thereafter), 5.423%, 1/25/2041	9,487,439
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,798,153
16,635,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	17,062,947
13,520,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	14,158,162
10,315,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,167,724
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	17,245,382
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	656,711
1,415,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	1,499,908
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,262,578
4,363,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	4,253,258
5,615,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	5,613,543
7,470,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	7,292,811
		460,321,022
	Brokerage — 0.2%
4,055,000	BGC Group, Inc., 6.150%, 4/02/2030	4,137,764
1,970,000	Citadel LP, 6.000%, 1/23/2030(a)	2,025,468
2,300,000	Citadel LP, 6.375%, 1/23/2032(a)	2,394,389
6,600,000	Jefferies Financial Group, Inc., 5.500%, 2/15/2036	6,368,924
		14,926,545
	Building Materials — 0.2%
9,982,000	Cemex SAB de CV, 5.750%, 6/05/2036	9,947,063
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	890,391
Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	$972,953
7,282,000	QXO Building Products, Inc., 6.500%, 7/15/2031(a)	7,421,604
		19,232,011
	Cable Satellite — 0.7%
3,092,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,617,469
16,101,000	Space Exploration Technologies Corp., 5.350%, 7/15/2031(a)	16,059,054
19,725,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(a)	19,030,785
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,778,368
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	669,962
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,007,529
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,099,531
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,670,799
		53,933,497
	Chemicals — 0.8%
8,885,000	Eastman Chemical Co., 5.000%, 8/01/2029	8,935,912
12,690,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	12,850,503
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	8,322,226
7,660,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	7,621,345
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,643,543
7,654,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	6,051,252
13,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	14,733,445
		61,158,226
	Collateralized Mortgage Obligations — 1.3%
4,010,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	4,007,972
16,933,327	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 5.078%, 10/25/2053(b)	17,241,815
18,647,242	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	19,482,378
15,389,163	Federal Home Loan Mortgage Corp. STRIPS, Series 431, Class LB, 4.000%, 4/25/2027	15,328,853
30,412,462	Federal Home Loan Mortgage Corp. STRIPS, Series 432, Class GA, 4.000%, 4/25/2027	30,321,255
9,590,055	Federal Home Loan Mortgage Corp. STRIPS, Series 438, Class GA, 4.000%, 5/25/2027	9,554,917
7,259,085	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	7,484,233
35,830	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.111%, 10/20/2060(b)(c)	35,338
22,726	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.281%, 8/20/2062(b)(c)	22,488
25	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	22
8,291	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,234

Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$7,372	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	$6,900
56,604	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	51,224
450,136	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	436,419
2,467	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.041%, 5/20/2063(b)(c)	2,341
		103,983,389
	Construction Machinery — 0.1%
5,405,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	5,598,553
3,123,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	3,075,881
		8,674,434
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,944,250
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,593,137
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,862,515
		6,399,902
	Diversified Manufacturing — 0.1%
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	7,086,709
	Electric — 1.2%
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,541,333
14,279,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	13,244,012
13,909,330	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	14,347,043
2,415,000	DPL LLC, 4.350%, 4/15/2029	2,339,632
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,803,586
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,474,075
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	727,711
3,285,000	NextEra Energy Capital Holdings, Inc., Series AA, (fixed rate to 7/04/2031, variable rate thereafter), 6.000%, 10/01/2056	3,283,371
11,532,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	11,441,951
3,945,000	Southern California Edison Co., 6.200%, 9/15/2055	3,922,051
6,941,000	Vistra Operations Co. LLC, 5.250%, 4/30/2033(a)	6,889,633
6,713,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	6,678,692
6,037,000	WEC Energy Group, Inc., (fixed rate to 2/15/2031, variable rate thereafter), 5.625%, 5/15/2056	6,000,535
13,926,000	Xcel Energy, Inc., (fixed rate to 9/03/2031, variable rate thereafter), 5.750%, 12/03/2056	13,762,544
		91,456,169
	Finance Companies — 3.1%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,126,742
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,170,478
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	19,670,651
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	24,022,533
15,722,000	ARES Capital Corp., 5.800%, 3/08/2032	15,579,747
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$15,925,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	$15,431,334
3,220,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,251,986
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,206,397
6,699,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	6,694,241
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	9,069,808
12,803,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028	12,761,059
4,160,000	GATX Corp., 6.050%, 3/15/2034	4,360,961
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,705,040
3,505,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028	3,465,714
11,600,000	Hercules Capital, Inc., 6.000%, 6/16/2030	11,580,189
16,100,000	HPS Corporate Lending Fund, 5.650%, 4/02/2031(a)	15,626,520
2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	2,676,303
4,480,000	Main Street Capital Corp., 6.950%, 3/01/2029	4,606,967
5,663,000	MSD Investment Corp., 6.125%, 2/05/2031(a)	5,529,796
7,545,000	MSD Investment Corp., 6.250%, 5/31/2030	7,467,725
2,408,000	MSD Investment Corp., 6.375%, 6/12/2029(a)	2,413,596
3,100,000	Navient Corp., 4.875%, 3/15/2028	3,040,800
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,879,269
16,425,000	OneMain Finance Corp., 6.625%, 5/15/2029	16,747,899
5,994,000	Rocket Cos., Inc., 6.500%, 6/15/2034(a)	6,147,923
5,410,000	Sixth Street Lending Partners, 6.125%, 7/15/2030	5,439,966
2,930,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	2,902,978
8,658,000	Sumisho Air Lease Corp., 4.850%, 3/24/2031(a)	8,567,686
4,805,000	Sumisho Air Lease Corp., 5.500%, 3/24/2036(a)	4,786,464
		242,930,772
	Financial Other — 0.0%
2,310,000	Atlas Warehouse Lending Co. LP, 5.250%, 1/15/2033(a)	2,275,396
	Food & Beverage — 0.6%
13,933,000	BRF SA, 5.750%, 9/21/2050(a)	10,867,740
22,485,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 7.250%, 11/15/2053	24,634,072
11,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	9,690,811
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,467,179
		46,659,802
	Gaming — 0.1%
11,765,000	MGM Resorts International, 6.500%, 4/15/2032	11,767,528
	Government Owned - No Guarantee — 1.5%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,288,500
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	16,840,283
10,167,000	Antares Holdings LP, 6.625%, 6/10/2031(a)	10,167,852
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,401,543
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	10,701,004
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	9,893,456
2,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	1,832,432
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,657,279
7,685,000	OCP SA, 3.750%, 6/23/2031(a)	7,097,579
11,020,000	OCP SA, 6.750%, 5/02/2034(a)	11,578,163
11,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	6,743,568
12,985,000	Saudi Arabian Oil Co., 5.000%, 2/02/2036(a)	12,703,956

Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — continued
$7,454,000	Saudi Arabian Oil Co., 6.000%, 2/02/2056(a)	$7,235,489
2,246,000	Tennessee Valley Authority, 4.625%, 9/15/2060	1,993,301
		115,134,405
	Health Insurance — 0.2%
8,739,000	Centene Corp., 3.375%, 2/15/2030	8,144,609
5,658,000	Horseshoe Funding Trust I, 6.062%, 2/15/2036(a)	5,747,163
		13,891,772
	Healthcare — 0.3%
12,055,000	HCA, Inc., 4.625%, 3/15/2052	9,814,557
4,230,000	HCA, Inc., 5.600%, 4/01/2034	4,319,198
10,445,000	HCA, Inc., 5.750%, 3/01/2035	10,766,954
		24,900,709
	Home Construction — 0.0%
1,398,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	1,438,749
	Independent Energy — 1.0%
19,455,000	Aker BP ASA, 5.250%, 10/30/2035(a)	19,009,341
16,297,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	16,428,404
7,952,000	Devon Energy Corp., 4.500%, 1/15/2030	7,887,048
1,358,000	EQT Corp., 3.900%, 10/01/2027	1,345,905
1,901,000	EQT Corp., 5.000%, 1/15/2029	1,906,010
10,855,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	11,065,490
1,728,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	1,762,249
12,268,000	SM Energy Co., 6.750%, 8/01/2029(a)	12,491,511
6,185,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,241,976
618,000	SM Energy Co., 8.625%, 11/01/2030(a)	649,034
2,275,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	2,311,241
		81,098,209
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,014,069
	Life Insurance — 0.4%
13,471,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	13,592,778
4,515,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	4,611,829
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,727,402
10,540,000	RLGH Finance Bermuda Ltd., 6.750%, 7/02/2035	10,955,572
		30,887,581
	Media Entertainment — 1.0%
18,806,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	19,184,994
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,911,358
2,955,000	Meta Platforms, Inc., 4.875%, 11/15/2035	2,875,708
8,607,000	Meta Platforms, Inc., 5.250%, 5/15/2036	8,546,249
3,985,000	Meta Platforms, Inc., 5.625%, 11/15/2055	3,611,034
11,690,000	Meta Platforms, Inc., 5.750%, 11/15/2065	10,501,496
7,021,000	Meta Platforms, Inc., 6.300%, 5/15/2056	6,988,833
3,840,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	4,017,067
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	12,258,269
12,750,000	Prosus NV, 3.832%, 2/08/2051(a)	8,510,301
		78,405,309
	Metals & Mining — 1.0%
10,909,000	Alumina Pty. Ltd., 6.125%, 3/15/2030(a)	11,063,319
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	$3,550,095
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,494,232
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	8,872,552
979,000	Australian Metcoal Financing Pty. Ltd., 6.750%, 4/22/2034(a)	1,008,944
5,864,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	5,579,050
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	11,139,714
7,995,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	8,193,916
21,682,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	19,757,506
6,635,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	6,801,083
700,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	737,898
		79,198,309
	Midstream — 1.1%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	513,208
2,480,000	Energy Transfer LP, 5.300%, 4/15/2047	2,225,868
125,000	Energy Transfer LP, 5.400%, 10/01/2047	113,346
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,809,444
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,032,346
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,447,875
6,920,000	Esentia Energy Development SAB de CV, 6.125%, 7/30/2033(a)	6,890,936
1,990,000	Esentia Energy Development SAB de CV, 6.500%, 7/30/2038(a)	1,951,792
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	964,309
7,340,000	Green Palm Bidco SARL, 5.957%, 6/30/2041(a)	7,417,669
3,897,000	NGPL PipeCo LLC, 5.600%, 8/15/2036(a)	3,875,498
2,442,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 1/15/2031	2,420,890
4,070,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	4,081,524
12,415,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	11,003,177
4,648,000	Targa Resources Corp., 4.350%, 4/15/2031	4,540,649
3,510,000	Targa Resources Corp., 5.500%, 2/15/2035	3,542,950
4,535,000	Targa Resources Corp., 6.050%, 5/15/2056	4,485,686
4,955,000	Transcontinental Gas Pipe Line Co. LLC, 5.100%, 3/15/2036	4,905,384
5,615,000	Venture Global LNG, Inc., 6.625%, 6/15/2036(a)	5,534,582
4,021,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	4,413,100
4,030,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,519,532
		88,689,765
	Mortgage Related — 22.4%
8,348,429	Federal Home Loan Mortgage Corp., 1.500%, 2/01/2052	6,393,934
6,105,932	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	4,879,820
6,195,541	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	4,955,243
20,164,167	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	16,115,083
29,874,066	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	24,004,437
4,217,849	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,376,174

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$38,114,854	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2053	$33,257,486
6,470,017	Federal Home Loan Mortgage Corp., 3.500%, 4/01/2048	5,908,877
647,065	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	622,477
337,066	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	321,764
2,134	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,040
222,602	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	211,391
8,840,017	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	8,305,740
939,256	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	881,742
8,319,802	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	7,807,733
4,748,085	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,469,341
3,845,784	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,606,388
4,095,772	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2053	3,831,146
400,834	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	396,884
66,927	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	64,851
166,267	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	162,003
16,682	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,329
612,066	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	600,446
351,868	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	341,719
3,065,018	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,958,207
2,141,223	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,068,033
971,341	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	972,386
896,269	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	898,896
638,088	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	638,644
1,822,770	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	1,820,598
4,744,102	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	4,752,191
7,893,512	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	7,840,913
23,231,972	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	23,048,263
9,024,980	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	8,941,020
8,064,160	Federal Home Loan Mortgage Corp., 5.000%, 2/01/2055	8,000,393
6,969,117	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2055	6,888,940
1,036,912	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,052,071
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,000,427	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	$1,011,715
872,461	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	886,956
2,024,601	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	2,053,533
1,107,589	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,118,425
14,425,362	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	14,563,689
856,836	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	869,361
500,041	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	507,213
433,191	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	440,665
12,979,468	Federal Home Loan Mortgage Corp., 5.500%, 2/01/2055	13,229,161
10,443,488	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2056	10,605,220
2,199	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	2,255
2,585,231	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,677,635
2,253,432	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,332,233
1,810,901	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,865,244
1,034,929	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,071,119
987,779	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,014,017
666,989	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	687,290
633,300	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	650,779
589,265	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	606,818
4,463,635	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,595,617
640,272	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	659,842
443,695	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	462,600
3,033,810	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	3,141,853
948,200	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	991,850
4,036,142	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	4,221,942
1,071,804	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,100,612
4,033,719	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	4,271,476
5,335,029	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	5,558,835
6,409,003	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	6,677,839
12,780,856	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	13,574,555
5,432,291	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,769,634

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$4,303,201	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	$4,570,427
6,484,316	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	6,886,997
329,761	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	350,265
4,540,031	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	4,818,862
3,877,842	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	4,152,753
4,733,414	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	5,068,997
1,294,434	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,386,510
158,785	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	168,484
149,370	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	158,891
1,996,370	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	2,129,471
1,711,228	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,825,321
3,810,974	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	4,111,021
2,274,174	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	2,459,228
96,865	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	102,055
7,749,728	Federal National Mortgage Association, 1.500%, 12/01/2050	5,956,081
31,686,162	Federal National Mortgage Association, 1.500%, 3/01/2051	24,267,948
2,644,327	Federal National Mortgage Association, 1.500%, 3/01/2051	2,030,643
4,093,189	Federal National Mortgage Association, 1.500%, 9/01/2051	3,140,981
6,360,000	Federal National Mortgage Association, 1.500%, 10/01/2051	4,871,027
40,565,470	Federal National Mortgage Association, 2.000%, 5/01/2037	36,957,435
10,848,102	Federal National Mortgage Association, 2.000%, 12/01/2050	8,676,597
6,924,740	Federal National Mortgage Association, 2.000%, 12/01/2050	5,538,541
5,115,675	Federal National Mortgage Association, 2.000%, 12/01/2050	4,101,971
27,136,522	Federal National Mortgage Association, 2.000%, 1/01/2051	21,704,179
1,705,927	Federal National Mortgage Association, 2.000%, 2/01/2051	1,363,375
1,310,225	Federal National Mortgage Association, 2.000%, 11/01/2051	1,052,034
18,097,277	Federal National Mortgage Association, 2.000%, 12/01/2051	14,527,406
1,371,193	Federal National Mortgage Association, 2.000%, 1/01/2052	1,099,889
22,728,964	Federal National Mortgage Association, 2.000%, 2/01/2052	18,236,573
22,475,997	Federal National Mortgage Association, 2.000%, 2/01/2052	17,988,465
6,404,654	Federal National Mortgage Association, 2.000%, 2/01/2052	5,133,870
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$14,597,609	Federal National Mortgage Association, 2.000%, 3/01/2052	$11,680,871
13,380,322	Federal National Mortgage Association, 2.000%, 3/01/2052	10,728,810
69,122,496	Federal National Mortgage Association, 2.000%, 6/01/2052	55,305,657
16,345,931	Federal National Mortgage Association, 2.500%, 1/01/2052	13,670,427
6,232,861	Federal National Mortgage Association, 2.500%, 9/01/2061	5,091,902
32,337,028	Federal National Mortgage Association, 2.500%, 12/01/2061	26,417,550
125,257,250	Federal National Mortgage Association, 2.500%, 3/01/2062	102,328,372
70,069,598	Federal National Mortgage Association, 2.500%, 3/01/2062	57,339,353
42,995,893	Federal National Mortgage Association, 2.500%, 3/01/2062	35,125,169
26,339,578	Federal National Mortgage Association, 2.500%, 3/01/2062	21,554,204
25,626,529	Federal National Mortgage Association, 2.500%, 3/01/2062	20,935,285
56,270,739	Federal National Mortgage Association, 2.500%, 4/01/2062	46,047,471
26,271,566	Federal National Mortgage Association, 2.500%, 5/01/2062	21,498,548
70,365,351	Federal National Mortgage Association, 2.500%, 6/01/2062	57,483,738
36,263,155	Federal National Mortgage Association, 2.500%, 12/01/2062	29,624,309
24,493,388	Federal National Mortgage Association, 2.500%, 9/01/2063	20,008,969
9,450,588	Federal National Mortgage Association, 2.500%, 9/01/2063	7,720,299
26,593,677	Federal National Mortgage Association, 3.000%, 6/01/2052	23,212,637
41,107,927	Federal National Mortgage Association, 3.000%, 9/01/2062	35,150,628
5,416,718	Federal National Mortgage Association, 3.000%, 3/01/2063	4,631,715
22,546,273	Federal National Mortgage Association, 3.000%, 6/01/2063	19,278,825
18,157,685	Federal National Mortgage Association, 3.000%, 6/01/2063	15,526,314
6,744,315	Federal National Mortgage Association, 3.000%, 6/01/2064	5,766,860
6,411,110	Federal National Mortgage Association, 3.500%, 8/01/2049	5,865,053
4,140,759	Federal National Mortgage Association, 3.500%, 5/01/2052	3,728,527
22,464,849	Federal National Mortgage Association, 3.500%, 6/01/2062	20,116,000
9,648,504	Federal National Mortgage Association, 3.500%, 9/01/2062	8,648,337
31,821,691	Federal National Mortgage Association, 3.500%, 12/01/2062	28,522,785
25,704,888	Federal National Mortgage Association, 3.500%, 12/01/2062	23,040,078
16,988,480	Federal National Mortgage Association, 3.500%, 6/01/2063	15,196,272
4,150,509	Federal National Mortgage Association, 3.500%, 12/01/2063	3,712,509

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$22,895,167	Federal National Mortgage Association, 3.500%, 6/01/2064	$20,474,870
2,222,316	Federal National Mortgage Association, 4.000%, 9/01/2041	2,144,573
1,108,125	Federal National Mortgage Association, 4.000%, 8/01/2042	1,067,529
244,174	Federal National Mortgage Association, 4.000%, 11/01/2044	233,110
595,568	Federal National Mortgage Association, 4.000%, 2/01/2045	568,319
368,835	Federal National Mortgage Association, 4.000%, 4/01/2047	350,092
236,750	Federal National Mortgage Association, 4.000%, 4/01/2047	225,153
736,756	Federal National Mortgage Association, 4.000%, 11/01/2047	697,933
270,027	Federal National Mortgage Association, 4.000%, 12/01/2047	255,966
398,300	Federal National Mortgage Association, 4.000%, 3/01/2048	375,214
760,808	Federal National Mortgage Association, 4.000%, 6/01/2048	715,769
93,400	Federal National Mortgage Association, 4.000%, 2/01/2050	88,117
6,736,119	Federal National Mortgage Association, 4.000%, 6/01/2052	6,326,007
4,135,989	Federal National Mortgage Association, 4.000%, 7/01/2052	3,885,188
4,039,430	Federal National Mortgage Association, 4.000%, 8/01/2052	3,788,793
1,341,928	Federal National Mortgage Association, 4.000%, 11/01/2052	1,256,618
16,369	Federal National Mortgage Association, 4.500%, 8/01/2043	15,842
83,735	Federal National Mortgage Association, 4.500%, 3/01/2044	81,976
74,051	Federal National Mortgage Association, 4.500%, 5/01/2044	72,496
1,026,439	Federal National Mortgage Association, 4.500%, 1/01/2045	1,005,698
107,714	Federal National Mortgage Association, 4.500%, 1/01/2045	104,239
415,324	Federal National Mortgage Association, 4.500%, 7/01/2045	400,668
218,268	Federal National Mortgage Association, 4.500%, 8/01/2045	212,480
117,293	Federal National Mortgage Association, 4.500%, 8/01/2045	114,904
266,633	Federal National Mortgage Association, 4.500%, 10/01/2045	259,944
495,107	Federal National Mortgage Association, 4.500%, 11/01/2045	485,022
346,703	Federal National Mortgage Association, 4.500%, 3/01/2046	339,424
12,511	Federal National Mortgage Association, 4.500%, 7/01/2046	12,256
106,234	Federal National Mortgage Association, 4.500%, 9/01/2046	103,894
221,581	Federal National Mortgage Association, 4.500%, 2/01/2047	215,945
524,795	Federal National Mortgage Association, 4.500%, 5/01/2047	508,772
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$300,155	Federal National Mortgage Association, 4.500%, 7/01/2048	$292,735
964,868	Federal National Mortgage Association, 4.500%, 8/01/2048	942,418
252,513	Federal National Mortgage Association, 4.500%, 10/01/2049	245,109
7,260,081	Federal National Mortgage Association, 4.500%, 3/01/2053	6,969,678
9,181,700	Federal National Mortgage Association, 4.500%, 4/01/2053	8,857,936
1,086,344	Federal National Mortgage Association, 5.000%, 7/01/2048	1,088,634
477,679	Federal National Mortgage Association, 5.000%, 8/01/2048	478,587
281,676	Federal National Mortgage Association, 5.000%, 9/01/2048	281,284
1,998,403	Federal National Mortgage Association, 5.000%, 1/01/2049	1,998,165
748,130	Federal National Mortgage Association, 5.000%, 3/01/2049	748,010
2,831,392	Federal National Mortgage Association, 5.000%, 5/01/2053	2,827,821
1,819,532	Federal National Mortgage Association, 5.500%, 4/01/2050	1,856,717
780,313	Federal National Mortgage Association, 5.500%, 7/01/2053	786,243
621,379	Federal National Mortgage Association, 5.500%, 7/01/2053	628,185
10,218	Federal National Mortgage Association, 6.000%, 8/01/2034	10,473
44,614	Federal National Mortgage Association, 6.000%, 1/01/2037	46,579
1,146,849	Federal National Mortgage Association, 6.000%, 5/01/2049	1,203,396
1,915,067	Federal National Mortgage Association, 6.000%, 5/01/2053	1,981,776
1,269,474	Federal National Mortgage Association, 6.000%, 5/01/2053	1,313,278
913,923	Federal National Mortgage Association, 6.000%, 5/01/2053	945,759
825,011	Federal National Mortgage Association, 6.000%, 5/01/2053	855,579
775,173	Federal National Mortgage Association, 6.000%, 6/01/2053	802,301
648,654	Federal National Mortgage Association, 6.000%, 6/01/2053	668,479
7,124,455	Federal National Mortgage Association, 6.000%, 7/01/2053	7,329,535
2,395,634	Federal National Mortgage Association, 6.000%, 7/01/2053	2,480,930
935,685	Federal National Mortgage Association, 6.000%, 7/01/2053	969,085
494,000	Federal National Mortgage Association, 6.000%, 7/01/2053	515,072
422,741	Federal National Mortgage Association, 6.000%, 7/01/2053	435,661
1,278,266	Federal National Mortgage Association, 6.000%, 8/01/2053	1,322,078
1,124,271	Federal National Mortgage Association, 6.000%, 8/01/2053	1,158,635
711,139	Federal National Mortgage Association, 6.000%, 8/01/2053	737,487

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,838,663	Federal National Mortgage Association, 6.000%, 1/01/2056	$2,916,983
616	Federal National Mortgage Association, 6.500%, 1/01/2029	637
2,907,370	Federal National Mortgage Association, 6.500%, 8/01/2053	3,041,512
2,380,852	Federal National Mortgage Association, 6.500%, 8/01/2053	2,521,884
14,476,581	Federal National Mortgage Association, 6.500%, 7/01/2054	15,285,657
7,148,562	Federal National Mortgage Association, 6.500%, 9/01/2055	7,424,976
4,127	Federal National Mortgage Association, 7.000%, 10/01/2030	4,358
2,765	Federal National Mortgage Association, 7.000%, 10/01/2030	2,919
631,600	Federal National Mortgage Association, 7.000%, 10/01/2053	671,349
275,572	Federal National Mortgage Association, 7.000%, 10/01/2053	292,480
1,036,639	Federal National Mortgage Association, 7.000%, 11/01/2053	1,100,428
1,459,338	Federal National Mortgage Association, 7.000%, 3/01/2054	1,544,057
5,112,869	Federal National Mortgage Association, 7.000%, 6/01/2055	5,417,949
4,312,582	Federal National Mortgage Association, 7.000%, 6/01/2055	4,654,379
2,519	Federal National Mortgage Association, 7.500%, 7/01/2030	2,575
1,444	Federal National Mortgage Association, 7.500%, 2/01/2032	1,464
166,948	Federal National Mortgage Association, 8.000%, 1/01/2054	178,540
30,145,000	Government National Mortgage Association, TBA, 5.000%, 7/20/2056(d)	29,717,010
54,083	Government National Mortgage Association, 5.500%, 4/15/2038	56,262
2,710	Government National Mortgage Association, 6.000%, 1/15/2029	2,737
2,381	Government National Mortgage Association, 6.000%, 4/15/2038	2,493
955	Government National Mortgage Association, 6.500%, 1/15/2029	962
1,571	Government National Mortgage Association, 6.500%, 2/15/2031	1,617
1,130	Government National Mortgage Association, 6.500%, 9/15/2032	1,156
1,073	Government National Mortgage Association, 6.500%, 9/15/2032	1,110
149	Government National Mortgage Association, 7.500%, 7/15/2030	152
39,237,000	Uniform Mortgage-Backed Security, TBA, 3.000%, 8/01/2056(d)	34,188,301
90,068,000	Uniform Mortgage-Backed Security, TBA, 5.000%, 7/01/2056(d)	88,491,970
71,578,000	Uniform Mortgage-Backed Security, TBA, 5.000%, 8/01/2056(d)	70,252,816
99,660,000	Uniform Mortgage-Backed Security, TBA, 5.500%, 7/01/2056(d)	99,978,438
23,842,000	Uniform Mortgage-Backed Security, TBA, 6.000%, 8/01/2056(d)	24,295,156
		1,766,644,120
Principal Amount (‡)	Description	Value (†)

	Natural Gas — 0.1%
$2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	$2,559,613
3,369,000	Sempra, 5.250%, 3/15/2036	3,324,753
		5,884,366
	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,499,236
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,215,971
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,962,595
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,764,813
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.151%, 12/15/2038(a)(b)	7,119,068
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,388,937
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,639,532
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	8,161,098
510,393	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.985%, 7/10/2046(a)(b)	507,759
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,952,881
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,575,467
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,150,438
1,911,820	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.925%, 10/15/2042(a)(b)	1,916,002
5,485,668	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.825%, 2/15/2043(a)(b)	5,492,526
4,222,025	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.388%, 8/10/2044(a)(b)	4,104,263
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,181,207
23,850,000	Hudson Yards Mortgage Trust, Series 2026-10HY, Class A, 5.086%, 12/10/2039(a)(b)	23,940,191
7,180,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.225%, 1/15/2042(a)(b)	7,166,688
2,931,674	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.151%, 6/15/2044(a)(b)	2,882,070
		130,620,742
	Oil Field Services — 0.0%
3,583,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.650%, 6/15/2033	3,503,341
	Other REITs — 0.4%
4,740,000	EPR Properties, 3.600%, 11/15/2031	4,341,377
6,226,000	Starwood Property Trust, Inc., 5.250%, 10/15/2028(a)	6,197,601

Principal Amount (‡)	Description	Value (†)

	Other REITs — continued
$11,436,000	Starwood Property Trust, Inc., 5.750%, 1/15/2031(a)	$11,364,237
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	7,117,903
		29,021,118
	Paper — 0.2%
6,585,000	Celulosa Arauco y Constitucion SA, 6.180%, 5/05/2032(a)	6,588,725
10,968,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	11,205,896
		17,794,621
	Pharmaceuticals — 0.2%
11,526,000	Amgen, Inc., 5.750%, 3/02/2063	11,176,760
4,783,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,759,470
2,215,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	2,298,384
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,306,330
		19,540,944
	Property & Casualty Insurance — 0.3%
18,045,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,248,313
6,815,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,769,506
		23,017,819
	Refining — 0.0%
1,275,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	928,951
	Retailers — 0.8%
5,356,000	Cencosud SA, 5.750%, 4/15/2036(a)	5,346,627
13,655,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,935,565
5,110,000	El Puerto de Liverpool SAB de CV, 6.255%, 1/22/2032(a)	5,275,339
9,715,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(a)	10,110,401
9,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,357,222
8,382,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	7,946,512
13,950,000	MercadoLibre, Inc., 4.900%, 1/15/2033	13,588,695
2,229,000	Wayfair LLC, 7.125%, 5/31/2034(a)	2,291,793
		62,852,154
	Sovereigns — 1.0%
21,360,000	Chile Government International Bonds, 5.650%, 1/13/2037	22,178,088
19,865,000	Dominican Republic International Bonds, 5.750%, 3/17/2034(a)	19,572,984
12,845,000	Mexico Government International Bonds, 5.375%, 3/22/2033	12,550,207
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,812,814
7,160,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	7,229,953
8,520,000	Saudi Government International Bonds, 5.625%, 1/13/2035(a)	8,815,542
		78,159,588
	Supermarkets — 0.1%
7,245,000	Kroger Co., 5.500%, 9/15/2054	6,795,529
	Technology — 1.8%
5,578,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	5,625,906
4,486,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(a)	4,543,488
7,535,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,400,685
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$16,085,000	Broadcom, Inc., 4.600%, 1/15/2033	$15,778,446
5,640,000	Broadcom, Inc., 5.700%, 1/15/2056	5,596,120
12,854,000	Corning, Inc., 5.450%, 11/15/2079	11,917,400
3,374,000	Equifax, Inc., 7.000%, 7/01/2037	3,734,306
2,315,000	Flex Ltd., 5.250%, 1/15/2032	2,317,860
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,120,182
7,683,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	7,781,972
2,316,000	Intel Corp., 5.300%, 5/15/2036	2,304,414
9,801,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	9,374,235
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	5,019,487
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,249,109
15,026,000	Oracle Corp., 4.100%, 3/25/2061	9,191,062
17,629,000	Oracle Corp., 6.550%, 2/04/2046	16,618,641
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	38,716
13,135,000	TD SYNNEX Corp., 5.300%, 10/10/2035	12,930,260
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,902,447
		142,444,736
	Treasuries — 36.2%
492,280(e )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	79,170,001
3,145,824(f )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	18,239,213
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	103,748,931
233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	161,645,542
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	52,502,082
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	51,197,431
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	38,636,139
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,324,296
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	27,105,408
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,052,827
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	63,806,372
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,335,813
98,135,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	85,722,455
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	21,784,665
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	29,322,664
44,989,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	41,880,190
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,550,384
6,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	5,917,185
37,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2045	35,671,809
74,294,000	U.S. Treasury Bonds, 4.625%, 2/15/2046	71,310,632
4,615,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	4,382,988
12,405,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	12,201,480
27,950,000	U.S. Treasury Bonds, 4.750%, 2/15/2056	27,150,805
2,469,000	U.S. Treasury Bonds, 5.000%, 5/15/2046	2,487,518
48,263,000	U.S. Treasury Bonds, 5.000%, 5/15/2056	48,775,794
409,553,122	U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/2030(g)	397,652,344
26,550,000	U.S. Treasury Notes, 2.750%, 8/15/2032	24,383,479
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,053,732
18,801,400	U.S. Treasury Notes, 3.125%, 8/31/2029	18,221,200
141,558,900	U.S. Treasury Notes, 3.375%, 5/15/2033	133,701,276
2,119,000	U.S. Treasury Notes, 3.500%, 1/31/2028	2,097,148
4,410,000	U.S. Treasury Notes, 3.500%, 2/15/2029	4,336,959
48,025,000	U.S. Treasury Notes, 3.500%, 2/15/2033	45,820,727
253,944,000	U.S. Treasury Notes, 3.625%, 8/31/2027	252,475,886
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,469,694
104,596,000	U.S. Treasury Notes, 3.750%, 10/31/2032	101,503,064
54,949,000	U.S. Treasury Notes, 3.750%, 2/28/2033	53,221,112
22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	22,360,268
56,150,000	U.S. Treasury Notes, 3.875%, 3/15/2028	55,878,023

Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$6,095,000	U.S. Treasury Notes, 3.875%, 4/15/2029	$6,048,811
19,957,100	U.S. Treasury Notes, 3.875%, 8/31/2032	19,526,775
12,737,000	U.S. Treasury Notes, 3.875%, 9/30/2032	12,454,895
67,331,000	U.S. Treasury Notes, 3.875%, 12/31/2032	65,747,670
14,263,000	U.S. Treasury Notes, 3.875%, 8/15/2033	13,869,653
155,130,000	U.S. Treasury Notes, 4.000%, 6/30/2032	152,966,664
8,544,000	U.S. Treasury Notes, 4.000%, 7/31/2032	8,420,513
1,415,000	U.S. Treasury Notes, 4.000%, 11/15/2035	1,368,791
106,040,000	U.S. Treasury Notes, 4.125%, 6/30/2031	105,667,204
72,573,000	U.S. Treasury Notes, 4.125%, 11/15/2032	71,920,977
77,161,000	U.S. Treasury Notes, 4.125%, 2/15/2036	75,280,201
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,808,129
91,089,000	U.S. Treasury Notes, 4.375%, 5/15/2036	90,605,090
1,395,936,591	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	36,310,674
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,513,435
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,386,563
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	27,874,497
		2,861,868,078
	Wireless — 0.4%
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	762,434
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,972,557
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	5,087,425
15,325,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	15,215,120
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,692,771
		28,730,307
	Wirelines — 0.2%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,164,861
2,205,000	AT&T, Inc., 3.550%, 9/15/2055	1,419,897
12,326,000	AT&T, Inc., 3.650%, 9/15/2059	7,877,722
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,031,378
		19,493,858
	Total Non-Convertible Bonds (Identified Cost $7,625,703,007)	7,310,111,286

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,280,204
	Total Bonds and Notes (Identified Cost $7,638,488,007)	7,317,391,490

Collateralized Loan Obligations — 5.7%
3,470,000	37 Capital CLO 3 Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.500%, 5.173%, 7/15/2038(a)(b)	3,483,047
4,230,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.423%, 4/15/2035(a)(b)	4,142,346
Principal Amount (‡)	Description	Value (†)

$2,365,000	37 Capital CLO II, Series 2022-1AR, Class CR2, 3 mo. USD SOFR + 2.000%, 5.692%, 4/15/2037(a)(b)	$2,367,956
1,815,000	720 East CLO IV Ltd., Series 2024-1AR, Class CR, 3 mo. USD SOFR + 1.800%, 5.472%, 7/15/2039(a)(b)	1,819,075
3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 5.575%, 1/20/2038(a)(b)	3,510,485
2,740,000	720 East CLO VII Ltd., Series 2025-7A, Class D1, 3 mo. USD SOFR + 2.550%, 6.225%, 4/20/2037(a)(b)	2,719,524
1,395,000	AGL CLO 34 Ltd., Series 2024-34A, Class D1, 3 mo. USD SOFR + 2.900%, 6.564%, 1/22/2038(a)(b)	1,367,787
5,685,000	AGL CLO 44 Ltd., Series 2025-44A, Class D1, 3 mo. USD SOFR + 2.500%, 6.164%, 10/22/2037(a)(b)	5,675,034
900,000	Allegro CLO XIV Ltd., Series 2021-2A, Class D1R, 3 mo. USD SOFR + 2.950%, 6.623%, 10/15/2038(a)(b)	903,546
3,140,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 3 mo. USD SOFR + 1.410%, 5.085%, 7/20/2038(a)(b)	3,148,180
1,735,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class DR2, 3 mo. USD SOFR + 3.420%, 7.095%, 7/20/2038(a)(b)	1,736,745
4,450,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class BR, 3 mo. USD SOFR + 1.600%, 5.265%, 3/31/2039(a)(b)	4,452,225
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 5.425%, 1/20/2037(a)(b)	2,936,981
6,640,000	Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class BR4, 3 mo. USD SOFR + 1.700%, 5.370%, 4/28/2037(a)(b)	6,655,949
2,000,000	Antares CLO Ltd., Series 2026-1A, Class B, 3 mo. USD SOFR + 1.750%, 5.426%, 4/20/2039(a)(b)	1,986,974
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 5.480%, 7/16/2037(a)(b)	1,650,982
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 5.423%, 7/15/2036(a)(b)	3,812,812
3,590,000	Battalion CLO 31 Ltd., Series 2026-31A, Class D1, 3 mo. USD SOFR + 3.050%, 6.731%, 4/20/2039(a)(b)	3,603,549
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 5.675%, 1/20/2038(a)(b)	5,938,729
2,060,000	Battalion CLO XXXII Ltd., Series 2026-32A, Class D1, 3 mo. USD SOFR + 2.950%, 6.725%, 7/20/2039(a)(b)	2,060,000
6,980,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.123%, 7/15/2036(a)(b)	6,957,894
4,215,000	BCC Middle Market CLO LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.620%, 5.300%, 7/17/2037(a)(b)	4,205,183
2,205,000	BCC Middle Market CLO LLC, Series 2026-1A, Class A1, 3 mo. USD SOFR + 1.420%, 5.092%, 4/21/2038(a)(b)	2,211,637
5,595,000	BCC Middle Market CLO LLC, Series 2026-2A, Class B, 3 mo. USD SOFR + 1.900%, 5.668%, 7/15/2038(a)(b)	5,595,000

Principal Amount (‡)	Description	Value (†)

$1,185,000	Benefit Street Partners CLO XXXVI Ltd., Series 2024-36A, Class D1, 3 mo. USD SOFR + 2.950%, 6.617%, 1/25/2038(a)(b)	$1,187,701
2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 5.517%, 1/25/2038(a)(b)	2,565,586
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.317%, 1/25/2038(a)(b)	6,899,322
12,085,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.024%, 1/22/2038(a)(b)	12,103,043
2,770,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class D1, 3 mo. USD SOFR + 2.800%, 6.466%, 10/23/2038(a)(b)	2,776,825
8,450,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.055%, 7/20/2037(a)(b)	8,466,900
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 5.664%, 10/22/2037(a)(b)	4,002,192
4,280,000	Blackrock DLF CLO LLC, Series 2026-2A, Class A2, 3 mo. USD SOFR + 1.800%, 5.503%, 7/25/2034(a)(b)	4,298,066
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 5.975%, 10/20/2037(a)(b)	3,188,937
2,430,000	Bridge Street CLO V Ltd., Series 2025-1A, Class C1, 3 mo. USD SOFR + 1.950%, 5.625%, 4/20/2038(a)(b)	2,436,184
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 5.635%, 7/15/2031(a)(b)	500,000
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 6.375%, 4/20/2032(a)(b)	3,747,709
6,485,000	CarVal CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.135%, 7/20/2037(a)(b)	6,488,437
4,410,000	Cerberus Loan Funding 53 LLC, Series 2025-4A, Class A, 3 mo. USD SOFR + 1.480%, 5.153%, 1/15/2038(a)(b)	4,411,354
1,220,000	Cerberus Loan Funding XL LLC, Series 2023-1A, Class BR, 3 mo. USD SOFR + 2.200%, 5.850%, 3/22/2035(a)(b)	1,226,011
8,815,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 5.423%, 7/15/2036(a)(b)	8,818,394
1,695,000	CIFC Funding Ltd., Series 2014-4RA, Class CRR, 3 mo. USD SOFR + 2.600%, 6.280%, 1/17/2035(a)(b)	1,673,879
3,235,000	CIFC Funding Ltd., Series 2019-7A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.375%, 10/19/2038(a)(b)	3,226,912
6,095,000	CIFC Funding Ltd., Series 2021-6A, Class A1R, 3 mo. USD SOFR + 1.210%, 4.882%, 7/15/2039(a)(b)	6,098,047
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class DR, 3 mo. USD SOFR + 2.700%, 6.366%, 1/23/2035(a)(b)	7,128,159
2,500,000	CIFC Funding Ltd., Series 2023-1A, Class D2R, 3 mo. USD SOFR + 3.650%, 7.323%, 10/15/2038(a)(b)	2,471,620
Principal Amount (‡)	Description	Value (†)

$7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 5.522%, 7/21/2037(a)(b)	$7,111,807
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 5.107%, 7/20/2034(a)(b)	7,655,000
2,000,000	Diameter Capital CLO 11 Ltd., Series 2025-11A, Class A, 3 mo. USD SOFR + 1.320%, 4.995%, 7/20/2038(a)(b)	2,001,474
7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 5.373%, 1/15/2038(a)(b)	7,564,550
2,510,000	Diameter Capital CLO 4 Ltd., Series 2022-4A, Class D1RR, 3 mo. USD SOFR + 2.500%, 6.173%, 1/15/2039(a)(b)	2,482,330
1,270,000	Diameter Capital CLO 7 Ltd., Series 2024-7AR, Class C2R, 3 mo. USD SOFR + 3.900%, 0.000%, 7/20/2039(a)(b)(h)	1,270,000
1,290,000	Franklin Park Place CLO VI LLC, Series 2025-1A, Class C, 3 mo. USD SOFR + 2.000%, 5.673%, 7/15/2038(a)(b)	1,294,501
3,575,000	Franklin Park Place CLO VI LLC, Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.100%, 6.773%, 7/15/2038(a)(b)	3,589,114
1,855,000	Garnet CLO 2 Ltd., Series 2025-2A, Class D1, 3 mo. USD SOFR + 3.100%, 6.775%, 10/20/2038(a)(b)	1,859,588
2,350,000	Garnet CLO 5 Ltd., Series 2026-5A, Class D, 3 mo. USD SOFR + 2.300%, 6.009%, 4/20/2039(a)(b)	2,329,602
3,155,000	Garnet CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.500%, 5.175%, 7/20/2037(a)(b)	3,161,903
5,525,000	Garnet CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.400%, 7.075%, 7/20/2037(a)(b)	5,546,199
3,555,000	GCM CLO Ltd., Series 2026-1A, Class A1, 3 mo. USD SOFR + 1.320%, 5.016%, 7/20/2039(a)(b)	3,555,931
8,720,000	GCRED BSL CLO 1, Series 2025-BSL1A, Class B, 3 mo. USD SOFR + 1.450%, 5.114%, 1/20/2034(a)(b)	8,710,408
6,105,000	Golub Capital BDC 4 CLO 1 LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.630%, 5.305%, 7/20/2037(a)(b)	6,065,989
900,000	Golub Capital CLO 87B Ltd., Series 2026-87A, Class D1, 3 mo. USD SOFR + 2.400%, 6.050%, 4/20/2039(a)(b)	894,148
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 5.417%, 10/25/2037(a)(b)	5,162,428
6,030,000	Golub Capital Partners CLO 72 B R Ltd., Series 2024-72A, Class BR, 3 mo. USD SOFR + 1.700%, 5.345%, 4/25/2039(a)(b)	6,060,427
1,695,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74AR, Class CR, 3 mo. USD SOFR + 1.900%, 5.552%, 7/25/2037(a)(b)	1,695,002
350,000	Golub Capital Partners CLO 75B Ltd., Series 2024-75A, Class C, 3 mo. USD SOFR + 1.950%, 5.617%, 7/25/2037(a)(b)	350,165
3,895,000	Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class C, 3 mo. USD SOFR + 1.720%, 5.395%, 4/20/2038(a)(b)	3,894,876
4,415,000	Golub Capital Partners CLO 85M Ltd., Series 2026-85A, Class A1, 3 mo. USD SOFR + 1.370%, 5.024%, 2/09/2040(a)(b)	4,420,731

Principal Amount (‡)	Description	Value (†)

$5,680,000	Golub Capital Partners CLO 91 M, Series 2026-91A, Class B, 3 mo. USD SOFR + 1.900%, 5.528%, 8/05/2040(a)(b)	$5,681,170
6,605,000	Golub Capital Partners CLO 92M Ltd., Series 2026-92A, Class B, 3 mo. USD SOFR + 1.900%, 0.000%, 8/09/2039(a)(b)(h)	6,605,000
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 5.373%, 1/15/2038(a)(b)	6,515,512
1,170,000	Ivy Hill Middle Market Credit Fund XX Ltd., Series 20A, Class A1R, 3 mo. USD SOFR + 1.650%, 5.325%, 7/19/2037(a)(b)	1,173,482
2,885,000	Ivy Hill Middle Market Credit Fund XXII Ltd., Series 2024-22A, Class BR, 3 mo. USD SOFR + 1.900%, 5.528%, 7/20/2038(a)(b)	2,884,977
1,630,000	Madison Park Funding XXVII Ltd., Series 2018-27A, Class CR, 3 mo. USD SOFR + 1.900%, 5.575%, 4/20/2038(a)(b)	1,631,798
7,240,000	Magnetite XVII Ltd., Series 2016-17A, Class A1R3, 3 mo. USD SOFR + 1.200%, 4.882%, 7/25/2039(a)(b)	7,245,850
720,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A2, 3 mo. USD SOFR + 1.470%, 5.145%, 10/18/2035(a)(b)	718,461
4,515,000	MidOcean Credit CLO XXIII, Series 2026-23A, Class D1, 3 mo. USD SOFR + 2.650%, 6.287%, 7/18/2039(a)(b)	4,514,860
685,000	MidOcean Credit CLO XXIII, Series 2026-23A, Class D2, 3 mo. USD SOFR + 4.200%, 7.837%, 7/18/2039(a)(b)	684,974
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 6.773%, 7/15/2038(a)(b)	5,002,725
5,150,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd., Series 2024-2A, Class A1R, 3 mo. USD SOFR + 1.340%, 5.015%, 4/20/2038(a)(b)	5,157,859
3,590,000	NGC CLO 3 Ltd., Series 2026-3A, Class D1, 3 mo. USD SOFR + 3.800%, 7.465%, 3/30/2038(a)(b)	3,592,815
1,465,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class B, 3 mo. USD SOFR + 1.762%, 5.425%, 4/22/2031(a)(b)	1,466,562
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 5.366%, 1/23/2038(a)(b)	3,212,352
5,685,000	OHA Credit Funding 25 Ltd., Series 2026-25A, Class D1, 3 mo. USD SOFR + 2.350%, 6.036%, 4/20/2039(a)(b)	5,684,608
1,470,000	OHA Credit Funding 26 Ltd., Series 2026-26A, Class D2, 3 mo. USD SOFR + 3.800%, 7.578%, 7/20/2039(a)(b)	1,470,110
2,780,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R3, 3 mo. USD SOFR + 1.200%, 4.821%, 7/20/2039(a)(b)	2,780,834
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 5.325%, 1/18/2038(a)(b)	3,350,941
6,705,000	OHA Loan Funding Ltd., Series 2013-1AR, Class A1R4, 3 mo. USD SOFR + 1.190%, 4.818%, 7/23/2039(a)(b)	6,709,989
590,000	Orion CLO Ltd., Series 2025-6A, Class D1, 3 mo. USD SOFR + 2.950%, 6.625%, 10/20/2038(a)(b)	593,657
Principal Amount (‡)	Description	Value (†)

$4,485,000	Owl Rock CLO IX LLC, Series 2026-25A, Class B, 3 mo. USD SOFR + 1.900%, 0.000%, 7/22/2036(a)(b)(h)	$4,484,848
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 5.785%, 4/15/2031(a)(b)	2,931,201
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.273%, 7/15/2037(a)(b)	2,600,260
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.823%, 7/15/2037(a)(b)	2,485,000
4,480,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class AR, 3 mo. USD SOFR + 1.270%, 0.000%, 7/15/2039(a)(b)(h)	4,479,978
4,175,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class BR, 3 mo. USD SOFR + 1.750%, 0.000%, 7/15/2039(a)(b)(h)	4,174,858
875,000	Palmer Square CLO Ltd., Series 2023-2A, Class DR, 3 mo. USD SOFR + 3.400%, 7.075%, 7/20/2038(a)(b)	875,830
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 6.625%, 7/20/2037(a)(b)	2,363,380
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.323%, 1/15/2038(a)(b)	2,474,379
2,520,000	Palmer Square CLO Ltd., Series 2025-1A, Class D2, 3 mo. USD SOFR + 3.550%, 7.225%, 4/20/2038(a)(b)	2,452,209
3,450,000	Polen Capital CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.375%, 3/06/2038(a)(b)	3,471,887
3,845,000	Polen Capital CLO Ltd., Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.150%, 6.825%, 3/06/2038(a)(b)	3,845,196
6,040,000	Polen Capital CLO Ltd., Series 2025-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.040%, 1/20/2039(a)(b)	6,053,083
1,805,000	Polen Capital CLO Ltd., Series 2025-2A, Class D1, 3 mo. USD SOFR + 3.250%, 6.960%, 1/20/2039(a)(b)	1,813,345
1,530,000	Post CLO Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.450%, 5.125%, 4/20/2035(a)(b)	1,529,956
5,460,000	Post CLO Ltd., Series 2024-1A, Class BR, 3 mo. USD SOFR + 1.580%, 5.185%, 3/30/2039(a)(b)	5,473,574
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.095%, 1/20/2038(a)(b)	2,323,524
8,550,000	Rad CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 4.993%, 1/15/2038(a)(b)	8,557,173
1,190,000	Regatta 34 Funding Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.400%, 5.075%, 7/20/2038(a)(b)	1,193,151
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 5.587%, 4/20/2034(a)(b)	1,496,431
940,000	Rockford Tower CLO Ltd., Series 2025-3A, Class D1, 3 mo. USD SOFR + 3.170%, 6.838%, 3/31/2038(a)(b)	941,987
1,085,000	Rowe CLO Ltd., Series 2026-1A, Class B, 3 mo. USD SOFR + 1.550%, 5.231%, 4/20/2039(a)(b)	1,086,281
895,000	Rowe CLO Ltd., Series 2026-1A, Class C, 3 mo. USD SOFR + 1.900%, 5.581%, 4/20/2039(a)(b)	900,871

Principal Amount (‡)	Description	Value (†)

$3,265,000	Rowe CLO Ltd., Series 2026-1A, Class D1, 3 mo. USD SOFR + 2.900%, 6.581%, 4/20/2039(a)(b)	$3,270,919
6,965,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1R, 3 mo. USD SOFR + 1.310%, 4.969%, 4/15/2037(a)(b)	6,975,447
5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 5.530%, 1/17/2038(a)(b)	5,044,557
470,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.380%, 10/17/2038(a)(b)	471,206
3,415,000	Sona U.S. CLO 1 Ltd., Series 2026-1A, Class D1, 3 mo. USD SOFR + 3.350%, 6.990%, 4/25/2039(a)(b)	3,448,703
2,165,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.375%, 4/20/2038(a)(b)	2,166,719
2,525,000	Symetra CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.000%, 5.675%, 4/20/2038(a)(b)	2,531,424
1,660,000	Symetra CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.250%, 6.925%, 4/20/2038(a)(b)	1,667,741
2,490,000	TPG CLO Ltd., Series 2026-3A, Class D1, 3 mo. USD SOFR + 3.450%, 7.158%, 4/21/2039(a)(b)	2,505,304
1,310,000	Trinitas CLO XXXI Ltd., Series 2024-31A, Class D1, 3 mo. USD SOFR + 3.000%, 6.664%, 1/22/2038(a)(b)	1,310,207
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 5.725%, 7/18/2037(a)(b)	4,107,352
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 4.966%, 2/25/2038(a)(b)	7,170,000
	Total Collateralized Loan Obligations (Identified Cost $448,526,746)	448,689,608

Principal Amount/ Shares
Private Credit — 0.2%
Technology — 0.2%
$21,285,000	Big Sky Funding LLC, 5.750%, 10/20/2035(c)(i)(j) (Identified Cost $21,285,000)	21,221,922

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 5.5%
$148,479,418	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $148,488,286 on 7/01/2026 collateralized by $151,338,300 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $151,449,071 including accrued interest(k)	$148,479,418
70,938,000	U.S. Treasury Bills, 3.560%, 7/14/2026(l)	70,846,370
28,271,000	U.S. Treasury Bills, 3.572%–3.580%, 8/06/2026(l)(m)(n)	28,168,800
92,862,000	U.S. Treasury Bills, 3.575%, 7/02/2026(l)	92,852,716
69,887,000	U.S. Treasury Bills, 3.595%, 7/07/2026(l)	69,845,452
4,494,000	U.S. Treasury Bills, 3.621%, 5/13/2027(l)	4,345,330
14,819,000	U.S. Treasury Bills, 3.635%, 4/15/2027(l)	14,370,968
	Total Short-Term Investments (Identified Cost $428,932,046)	428,909,054
	Total Investments — 104.0% (Identified Cost $8,537,231,799)	8,216,212,074
	Other assets less liabilities — (4.0)%	(312,345,118)
	Net Assets — 100.0%	$7,903,866,956

Bonds and Notes Sold Short — (0.6)%
	Mortgage Related — (0.6)%
$(59,513,000)	Uniform Mortgage-Backed Security, TBA, 2.000%, 8/01/2056(d) (Proceeds $47,871,026)	$(47,535,724)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities, including private credit securities, and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the
Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$1,862,305,795 or 23.6% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be
Announced ("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	New issue unsettled as of June 30, 2026. Coupon rate does not take effect until settlement date.
(i)	Securities subject to restriction on resale. At June 30, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Big Sky Funding LLC	6/08/2026	$21,285,000	$21,221,922	0.2%

(j)	Unfunded, or partially unfunded, commitment.
(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(n)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/21/2026	597	$64,985,532	$65,604,703	$619,171
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	10,387	2,141,106,333	2,141,101,518	(4,815)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	1,302	138,841,459	139,375,032	533,573
Total					$1,147,929

At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	1,632	$181,331,822	$183,549,000	$(2,217,178)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$14,091,628	$5,956	$14,097,584
Collateralized Mortgage Obligations	—	103,857,842	125,547	103,983,389
All Other Non-Convertible Bonds(a)	—	7,192,030,313	—	7,192,030,313
Total Non-Convertible Bonds	—	7,309,979,783	131,503	7,310,111,286
Municipals(a)	—	7,280,204	—	7,280,204
Total Bonds and Notes	—	7,317,259,987	131,503	7,317,391,490
Collateralized Loan Obligations	—	448,689,608	—	448,689,608
Private Credit
Technology	—	—	21,221,922	21,221,922
Short-Term Investments	—	428,909,054	—	428,909,054
Total Investments	—	8,194,858,649	21,353,425	8,216,212,074
Futures Contracts (unrealized appreciation)	1,152,744	—	—	1,152,744
Total	$1,152,744	$8,194,858,649	$21,353,425	$8,217,364,818

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes Sold Short (a)	$ —	$(47,535,724)	$ —	$(47,535,724)
Futures Contracts (unrealized depreciation)	(2,221,993)	—	—	(2,221,993)
Total	$(2,221,993)	$(47,535,724)	$ —	$(49,757,717)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or June 30, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$6,864	$ —	$ —	$52	$ —	$(960)	$ —	$ —	$5,956	$ —
Collateralized Mortgage Obligations	178,664	—	(712)	1,574	2,119	(56,098)	—	—	125,547	(1,692)

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Private Credit
Technology	$ —	$ —	$ —	$(63,078)	$21,285,000	$ —	$ —	$ —	$21,221,922	$(63,078)
Total	$185,528	$ —	$(712)	$(61,452)	$21,287,119	$(57,058)	$ —	$ —	$21,353,425	$(64,770)